CONVERTIBLE NOTES (Details Narrative) - USD ($)										12 Months Ended
	Sep. 30, 2022	Aug. 09, 2022	Jan. 05, 2022	Jan. 05, 2022	Aug. 13, 2021	Jun. 24, 2021	Apr. 12, 2021	Jun. 12, 2020	Apr. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2022	Apr. 19, 2020
Short-Term Debt [Line Items]
Fair value of warrants		$ 354,000				$ 404,000				$ 255,000
Fair value of conversion feature			$ 154,000	$ 154,000		308,000				161,000		$ 93,000
Short-term debt					$ 670,000					82,000
Proceeds from convertible loan											$ 350,000
Fair value of the convertible component		$ 51,000
Debt instrument, convertible beneficial conversion feature			$ 162,000
Warrant One [Member]
Short-Term Debt [Line Items]
Fair value of warrants										115,000
Scenario 2 [Member]
Short-Term Debt [Line Items]
Proceeds from convertible loan										5,000,000
Fair value of the convertible component										48,000
Conversion Feature Two [Member] | Scenario 1 [Member]
Short-Term Debt [Line Items]
Fair value of the convertible component										$ 4,000
CL Agreement [Member]
Short-Term Debt [Line Items]
Convertible debt												9.00%
Notes payable								$ 1,000,000					$ 170,000
Description on agreement terms								the Company under the CL Agreement, the Buyer shall be entitled to receive two types of warrants: A warrants and B warrants, with the A warrants exercisable at any time between 6 and 12 months after issuance for an exercise price per share equal to 1.25 times the average of the closing prices of the 3 trading days preceding the draw down, and the B warrants exercisable at any time between 6 and 24 months after issuance for an exercise price per share equal to 1.5 times the average of the closing prices of the 5 trading days preceding the draw down, and that the number of each of the A warrants and the B warrants issued will be equal to the draw down amount divided by the average of the closing prices of the 3 trading days preceding the draw down, and that these amended terms will apply in respect of all draw downs, including drawdowns made prior to the date of the amendment.
Proceeds from investment							$ 5,000,000
Exercise price per share		$ 0.05	$ 0.05	$ 0.05								$ 0.05
Gain loss on extinguishment of debt							620,000
Related party costs							$ 361,000
Fair value of warrants		$ 98,000
Debt instrument principal value					$ 1,520,000
Maturity date					Jul. 31, 2023
Conversion price			$ 0.05	$ 0.05	$ 0.10
Debt instrument, description					the holders of the Outstanding CL Notes to honor draw down notice for balance of remainder of the $1,800 thousands originally committed to under the CL Agreement (i.e., $280 thousands) through March 31, 2022.
Debt principal and accrued interest				$ 1,800,000
Convertible debt		$ 1,170,000										$ 100,000
Warrants shares of common stock		5,589,172
CL Agreement [Member] | Series A Warrant [Member]
Short-Term Debt [Line Items]
Warrants shares of common stock												8,333,333
CL Agreement [Member] | Series B Warrant [Member]
Short-Term Debt [Line Items]
Warrants shares of common stock												8,333,333
CL Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Proceeds from Contributed Capital					$ 5,000,000
CL Agreement [Member] | Warrants B [Member]
Short-Term Debt [Line Items]
Exercise price per share							$ 0.10
Buyer [Member] | CL Agreement [Member] | Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment, principal									$ 1,800,000
Convertible debt									6.00%
Common stock conversion price percentage									85.00%
Discount percentage									15.00%
Debt instrument, maturity date, description									each Note will mature 18 months following the payment date.
Citrine 8LP [Member]
Short-Term Debt [Line Items]
Proceeds from loans						$ 350,000
Citrine 8LP [Member] | A Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding						10,500,105
Citrine 8LP [Member] | B Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding						10,500,105
Citrine 8LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price per share						$ 0.10
Warrants and rights outstanding, maturity date						Dec. 24, 2023
Citrine 9LP [Member]
Short-Term Debt [Line Items]
Convertible debt			9.00%	9.00%
Debt instrument principal value			$ 180,000	$ 180,000
Proceeds from Contributed Capital				$ 5,000,000
Citrine 9LP [Member] | A Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding			6,666,667	6,666,667
Citrine 9LP [Member] | B Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding			6,666,667	6,666,667
Citrine 9LP [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price per share			$ 0.05	$ 0.05
Citrine S A L Hi Tech 7 LP [Member] | Lender [Member]
Short-Term Debt [Line Items]
Convertible debt	12.00%
Debt instrument principal value	$ 80,000
Maturity date	Dec. 15, 2022